DERIVATIVE INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2026
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Notional Amounts and Fair Values of Freestanding Derivative Instruments
The notional amounts and fair values of freestanding derivative instruments are shown below:

AS OF US$ MILLIONS	Primary underlying risk	June 30, 2026			December 31, 2025
		Notional Amount	Fair Value(1)		Notional Amount	Fair Value(1)
			Assets	Liabilities		Assets	Liabilities
Derivatives designated as hedging instruments:
Foreign exchange forwards	Foreign currency	$1,415	$9	$(30)	$1,248	$3	$(17)
Cross currency swaps	Foreign currency	1,469	1	(43)	1,499	12	(5)
Interest rate swaps	Interest rate	2,914	6	(35)	1,797	12	—

Derivatives not designated as hedging instruments:
Equity-indexed options	Equity	$47,200	$1,601	$—	$46,883	$1,571	$—
Foreign exchange forwards	Foreign currency	7,603	81	(39)	7,447	28	(59)
Cross currency swaps	Foreign currency	43,519	1,001	(1,545)	1,001	35	(16)
Interest rate options	Interest rate	77	—	—	—	—	—
Interest rate swaps	Interest rate	85,435	3,071	(3,116)	2,027	32	(22)
Inflation swaps	Inflation	13,645	461	(207)	—	—	—
		$203,277	$6,231	$(5,015)	$61,902	$1,693	$(119)
__________________________
(1)The asset and liability balances are presented on a gross basis. Amounts are reported in “Derivative assets” and “Derivative liabilities” in the statements of financial position after the evaluation for rights of offset. See “Derivative Exposure” section of this note for further details.
The following represents the amount of gains (losses) related to the derivatives and hedged items that qualify for fair value hedges:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	Three Months Ended		Six Months Ended
	2026	2025	2026	2025
Foreign currency derivatives:
Hedged items	$40	$(67)	$48	$(32)
Derivatives designated as hedging instruments	(40)	58	(45)	23
Interest rate derivatives:
Hedged items	29	8	42	18
Derivatives designated as hedging instruments	(29)	(8)	(42)	(18)
Gains (losses) on fair value hedges	$—	$(9)	$3	$(9)

Schedule of Carrying Amount and Cumulative Fair Value of Hedging Adjustments	The following table presents the carrying amount and cumulative fair value hedging adjustments for a portion of PAB designated and qualifying as hedged items in fair value hedges in relation to interest rate derivatives:

AS OF US$ MILLIONS	Carrying Amount of the Hedged Assets (Liabilities)		Cumulative Amount of Fair Value Hedging Adjustments Included in the Carrying Amount of the Hedged Assets (Liabilities)
Location in the Statements of Financial Position	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025
Policyholders’ account balances	$(3,307)	$(2,224)	$35	$(12)

Schedule of Derivatives Instruments
The following represents the amount of gains (losses) related to the derivatives not designated as hedging instruments, recognized in “Investment related gains (losses)” on the statements of operations, except for equity-indexed options which are recognized in “Change in fair value of insurance-related derivatives and embedded derivatives”:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	Three Months Ended		Six Months Ended
	2026	2025	2026	2025
Equity-indexed options	$693	$232	$257	$(102)
Equity total return swaps	—	20	—	33
Foreign exchange forwards	20	(234)	80	(281)
Cross currency swaps	172	(14)	109	(15)
Interest rate options	(7)	—	(9)	—
Interest rate swaps	(59)	(2)	(58)	3
Inflation swaps	(187)	—	(187)	—
Total	$632	$2	$192	$(362)

Schedule of Derivative Assets and Effects of Rights of Offset
Information regarding the Company’s exposure to credit loss on the derivatives it holds, including the effect of rights of offset, is presented below:

AS OF JUN. 30, 2026 US$ MILLIONS	Gross amount of derivative instruments(1)	Gross amounts offset in the statements of financial position(2)		Net amount presented on the statements of financial position	Collateral (received) pledged in invested assets(3)	Net amount after collateral
		Counterparty netting	Cash collateral
Total derivative assets	$6,234	$(3,169)	$(2,894)	$171	$(41)	$130
Total derivative liabilities	$(5,016)	$3,169	$1,271	$(576)	$444	$(132)

AS OF DEC. 31, 2025 US$ MILLIONS	Gross amount of derivative instruments(1)	Gross amounts offset in the statements of financial position(2)		Net amount presented on the statements of financial position	Collateral (received) pledged in invested assets(3)	Net amount after collateral
		Counterparty netting	Cash collateral
Total derivative assets	$1,693	$(82)	$(1,548)	$63	$(28)	$35
Total derivative liabilities	$(119)	$82	$—	$(37)	$—	$(37)
__________________________
(1)Represents derivative assets and liabilities on a gross basis, which are not offset under enforceable master netting agreements that meet all offsetting criteria.
(2)Represents netting of derivative exposures covered by qualifying master netting agreements.
(3)Excludes $25 million and $115 million of excess collateral received and $105 million and $64 million of initial margin posted as of June 30, 2026 and December 31, 2025, respectively.

Schedule of Derivative Liabilities and Effects of Rights of Offset
Information regarding the Company’s exposure to credit loss on the derivatives it holds, including the effect of rights of offset, is presented below:

AS OF JUN. 30, 2026 US$ MILLIONS	Gross amount of derivative instruments(1)	Gross amounts offset in the statements of financial position(2)		Net amount presented on the statements of financial position	Collateral (received) pledged in invested assets(3)	Net amount after collateral
		Counterparty netting	Cash collateral
Total derivative assets	$6,234	$(3,169)	$(2,894)	$171	$(41)	$130
Total derivative liabilities	$(5,016)	$3,169	$1,271	$(576)	$444	$(132)

AS OF DEC. 31, 2025 US$ MILLIONS	Gross amount of derivative instruments(1)	Gross amounts offset in the statements of financial position(2)		Net amount presented on the statements of financial position	Collateral (received) pledged in invested assets(3)	Net amount after collateral
		Counterparty netting	Cash collateral
Total derivative assets	$1,693	$(82)	$(1,548)	$63	$(28)	$35
Total derivative liabilities	$(119)	$82	$—	$(37)	$—	$(37)
__________________________
(1)Represents derivative assets and liabilities on a gross basis, which are not offset under enforceable master netting agreements that meet all offsetting criteria.
(2)Represents netting of derivative exposures covered by qualifying master netting agreements.
(3)Excludes $25 million and $115 million of excess collateral received and $105 million and $64 million of initial margin posted as of June 30, 2026 and December 31, 2025, respectively.

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The fair values of embedded derivatives that have been separated from their host contracts, presented in the statements of financial position, are shown below:

AS OF US$ MILLIONS		June 30, 2026		December 31, 2025
	Location in the Statements of Financial Position	Fair Value		Fair Value
		Assets	Liabilities	Assets	Liabilities
Modco arrangement	Reinsurance funds withheld	$56	$—	$48	$—
Indexed annuity product	Policyholders’ account balances	—	(6,625)	—	(6,414)
Funds withheld arrangement	Funds withheld for reinsurance liabilities	—	(20)	—	(74)
		$56	$(6,645)	$48	$(6,488)

Schedule of Derivative Instruments, Gains (Losses)
The following represents the amount of gains (losses) related to embedded derivatives recorded in the statements of operations:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	Location in the Statements of Operations	Three Months Ended		Six Months Ended
		2026	2025	2026	2025
Modco arrangement	Net investment results from reinsurance funds withheld	$—	$(2)	$8	$(12)
Indexed annuity product	Change in fair value of insurance-related derivatives and embedded derivatives	(483)	(355)	(218)	(200)
Funds withheld arrangement	Change in fair value of insurance-related derivatives and embedded derivatives	20	(8)	53	(29)
		$(463)	$(365)	$(157)	$(241)